UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2006

               Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                            Schedule of Investments

                               October 31, 2006
                                  (unaudited)

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                     COST            VALUE           CAPITAL
----------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.     $   27,726,549   $   30,465,949       7.21%
Davidson Kempner Partners                              50,000,000       59,129,389      13.99
Farallon Capital Offshore Investors, Inc.              35,000,000       37,287,451       8.82
FFIP, L.P.                                             24,630,000       30,265,450       7.16
Ishin Fund, LLC                                        23,000,000       25,332,238       5.99
Lazard Emerging Income, L.P.                           25,000,000       25,489,118       6.03
Parsec Trading Corp.                                   14,100,000       15,267,507       3.61
Pequot Credit Opportunities Fund, L.P.                 20,000,000       21,478,736       5.08
Pequot Short Credit Fund, L.P.                         10,000,000        9,510,931       2.25
Perry Partners, L.P.                                   34,600,000       44,153,641      10.45
Satellite Fund II, L.P.                                25,850,000       32,991,993       7.80
South Hill Trading Corp.                               15,000,000       17,317,070       4.10
Sowood Alpha Fund, L.P.                                42,000,000       50,365,734      11.91
Standard Pacific Credit Opportunities Fund, L.P.       20,000,000       19,272,994       4.56
                                                   -------------------------------------------------
   Total                                           $  366,906,549   $  418,328,201      98.96%
                                                   =================================================

The aggregate cost of investments for tax purposes was $369,335,641. Net unrealized appreciation on investments for tax purposes was $48,992,560 consisting of $50,121,456 of gross unrealized appreciation and $1,128,896 of gross unrealized depreciation.

Percentages are based on Members' Capital of $422,735,720. The investments in portfolio funds shown above, representing 98.96% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

           Aetos Capital Distressed Investment Strategies Fund, LLC

                            Schedule of Investments

                               October 31, 2006
                                  (unaudited)

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                     COST            VALUE           CAPITAL
----------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                    $   27,500,000   $   28,838,559      28.37%
King Street Capital, L.P.                              24,050,000       27,943,905      27.49
One East Partners, L.P.                                 1,500,000        1,512,320       1.49
Satellite Credit Opportunities Fund, Ltd.               1,700,000        2,243,729       2.21
Silver Point Capital Fund, L.P.                        19,100,000       25,106,217      24.70
Watershed Capital Partners, L.P.                       11,050,000       13,961,436      13.73
                                                   -------------------------------------------------
   Total                                           $   84,900,000   $   99,606,166      97.99%
                                                   =================================================

The aggregate cost of investments for tax purposes was $87,223,504. Net unrealized appreciation on investments for tax purposes was $12,382,662 consisting of $12,447,323 of gross unrealized appreciation and $64,661 of gross unrealized depreciation.

Percentages are based on Members' Capital of $101,646,056. The investments in portfolio funds shown above, representing 97.99% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                 Aetos Capital Long/Short Strategies Fund, LLC

                            Schedule of Investments

                               October 31, 2006
                                  (unaudited)

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                     COST            VALUE           CAPITAL
----------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                            $   32,000,000   $   48,851,079       7.15%
Bay Resource Partners, L.P.                            23,000,000       34,794,483       5.09
Cadmus Capital Partners (QP), L.P.                     66,000,000       71,532,687      10.47
Cantillion Pacific, L.P.                               13,000,000       16,641,325       2.43
Cantillion U.S., L.P.                                  12,699,464       13,316,425       1.95
Cavalry Technology, L.P.                               58,750,000       63,644,565       9.31
The Elkhorn Fund, LLC                                  42,854,685       48,910,999       7.16
Highside Capital Partners, L.P.                        60,000,000       60,229,089       8.81
Icarus Qualified Partners, L.P.                        13,000,000       13,222,121       1.94
JL Partners, L.P.                                      57,820,000       71,528,124      10.47
North River Partners, L.P.                             31,650,000       38,035,921       5.57
Standard Global Equity Partners SA, L.P.               58,700,000       67,681,041       9.90
ValueAct Capital Partners III, L.P.                    75,000,000       72,675,409      10.63
Viking Global Equities, L.P.                           50,000,000       57,180,538       8.37
                                                   -------------------------------------------------
   Total                                           $  594,474,149   $  678,243,806      99.25%
                                                   =================================================

The aggregate cost of investments for tax purposes was $595,396,577. Net unrealized appreciation on investments for tax purposes was $82,847,229 consisting of $85,171,820 of gross unrealized appreciation and $2,324,591 of gross unrealized depreciation.

Percentages are based on Members' Capital of $683,384,302. The investments in portfolio funds shown above, representing 99.25% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

               Aetos Capital Market Neutral Strategies Fund, LLC

                            Schedule of Investments

                               October 31, 2006
                                  (unaudited)

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                     COST            VALUE           CAPITAL
----------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.       $   29,900,000   $   31,946,724      27.57%
Bravura 99 Fund, L.P.                                  30,682,132       32,038,899      27.65
Cantillion U.S. Low Volatility, L.P.                   27,500,000       29,575,166      25.53
GMO Mean Reversion Fund                                16,000,000       19,172,907      16.55
                                                   -------------------------------------------------
   Total                                           $  104,082,132   $  112,733,696      97.30%
                                                   =================================================

The aggregate cost of investments for tax purposes was $103,716,002. Net unrealized appreciation on investments for tax purposes was $9,017,694 consisting of $9,017,694 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $115,867,084. The investments in portfolio funds shown above, representing 97.30% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                     Aetos Capital Opportunities Fund, LLC

                            Schedule of Investments

                               October 31, 2006
                                  (unaudited)

                                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                          COST             VALUE           CAPITAL
----------------------------------------------------------------------------------------------------------
Avdan Partners, L.P.                                   $     5,000,000   $     4,682,293       3.69%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.        14,500,000        14,339,450      11.31
Joho Partners, L.P.                                         12,000,000        14,235,457      11.23
Pequot Short Credit Fund, L.P.                               8,000,000         7,440,447       5.87
Rimrock High Income PLUS, L.P.                               6,500,000         6,581,643       5.19
Saras Capital Partners, L.P.                                15,000,000        16,026,041      12.64
Scopia PX, LLC                                              14,000,000        14,952,266      11.80
Sheffield Institutional Partners, L.P.                       5,000,000         5,762,877       4.55
Spindrift Partners, L.P.                                     8,000,000         9,037,078       7.13
Standard Pacific Asymmetric Opportunities Fund, L.P.         7,000,000         6,083,498       4.80
Venn Global Opportunities Fund L.P.                         14,500,000        14,694,814      11.59
                                                       ---------------------------------------------------
   Total                                               $   109,500,000   $   113,835,864      89.80%
                                                       ===================================================

The aggregate cost of investments for tax purposes was $109,500,000. Net unrealized appreciation on investments for tax purposes was $4,335,864 consisting of $6,290,176 of gross unrealized appreciation and $1,954,312 of gross unrealized depreciation.

Percentages are based on Members' Capital of $126,761,528. The investments in portfolio funds shown above, representing 89.80% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Aetos Capital Long/Short Strategies Fund, LLC


By (Signature and Title)*          /s/ Michael F. Klein
                                   -----------------------------------
                                   Michael F. Klein, President

Date: December 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Michael F. Klein
                                   -----------------------------------
                                   Michael F. Klein, President

Date: December 22, 2006

By (Signature and Title)*          /s/ Scott D. Sawyer
                                   -----------------------------------
                                   Scott D. Sawyer, Treasurer

Date: December 22, 2006

* Print the name and title of each signing officer under his or her signature.